Taxes	6 Months Ended
Jun. 30, 2024
Taxes
Taxes

18Taxes

18.1Deferred tax asset

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes at the enacted rates. The significant components of the Group’s deferred tax assets as of the six-month period ended 30 June 2024 indicated below were as follows:

	(Unaudited) For
	the six-month	(Audited) For the
	period ended 30	year ended 31
	June 2024	December 2023
	USD	USD
Deferred tax asset movement

Opening balance	9,468,808	18,708,988
Foreign currency adjustments	(3,364,687)	(5,039,739)
Transfers to assets held for sale	—	(4,241,746)
Income tax benefit	—	41,305
Closing balance	6,104,121	9,468,808